Statements of changes in shareholders' equity - USD ($) $ in Thousands		Total	Share Capital	Legal reserve	Voluntary reserve	Share-based payment reserve	Accumulated loss		Accumulated other comprehensive	Total attributable to the equity holders of the Successor	Non-controlling interests
Beginning Balance at Dec. 31, 2016		$ 273,360	$ 39,239	$ 7,523	$ 349,248		$ (120,081)		$ (2,569)
Profit (Loss) for the period		13,905					13,905
Other comprehensive (loss) for the year		(231)							(231)
Total comprehensive (loss)/profit for the year/period		13,674					13,905		(231)
Cash dividends distribution decided by Shareholders' Meetings held on May 19, 2017 a dividend of U.S. Dollars 0.07 per share was paid to holders of fully paid common shares		(6,733)					(6,733)
Constitution of voluntary reserve decided by Shareholders' Meeting held on May 19, 2017					35,785		(35,785)
Ending Balance at Dec. 31, 2017		280,301	39,239	7,523	385,033		(148,694)		(2,800)
Profit (Loss) for the period		(6,649)					(6,649)
Other comprehensive (loss) for the year		(67)							(67)
Total comprehensive (loss)/profit for the year/period		(6,716)					(6,649)		(67)
Ending Balance (Increase (decrease) due to changes in accounting policy [member]) at Apr. 03, 2018		(8,539)	25				(8,563)	[1]		$ (8,539)
Ending Balance at Apr. 03, 2018		273,585	39,239	$ 7,523	$ 385,033		(155,343)		(2,867)
Profit (Loss) for the period		(26,382)					(26,382)			(26,382)
Other comprehensive (loss) for the year		(2,674)							(2,674)	(2,674)
Total comprehensive (loss)/profit for the year/period		(29,056)					(26,382)		(2,674)	(29,056)
Proceeds from Series A shares net of issuance costs (Note 20.1)		513,230	513,230							513,230
Share-based payments		4,021				$ 4,021				4,021
Non-controlling interest arising on business combination at Dec. 31, 2018		1,307									$ 1,307
Acquisition of non-controlling interest (Note 1.1)		(1,307)									(1,307)
Ending Balance at Dec. 31, 2018		479,657	513,255			4,021	(34,945)		(2,674)	479,656	$ 0
Profit (Loss) for the period		(32,723)					(32,723)			(32,723)
Other comprehensive (loss) for the year		(1,183)							(1,183)	(1,183)
Total comprehensive (loss)/profit for the year/period		(33,906)					(32,723)		(1,183)	(33,906)
Proceeds from Series A shares net of issuance costs (Note 20.1)		146,144	146,144							146,144
Share-based payments	[2]	11,821				11,821				11,821
Ending Balance at Dec. 31, 2019		$ 603,716	$ 659,399			$ 15,842	$ (67,668)		$ (3,857)	$ 603,716

[1]	Includes the net loss of VISTA for the period beginning March 22, 2017 (inception) to April 3, 2018.
[2]	Includes 10,655 of share-based payments and 1,166 of deferred income tax.